Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525

V-Shares US Leadership Diversity ETF
(Trading Symbol: VDNI)

a series of Managed Portfolio Series (the “Trust”)

Supplement dated March 31, 2022 to the Prospectus dated December 20, 2021

The V-Shares US Leadership Diversity ETF (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track the ISS ESG U.S. Diversity Index (the “Underlying Index”) even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Shareholder approval will not be sought if the Fund’s sub-classification changes from diversified to non-diversified status under such circumstances.

Effective immediately, the Prospectus is amended as follows:
The following is added at the end of the Principal Investment Strategies section on Page 3 of the Prospectus:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.  Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The following is added at the end of the Principal Risks section on Page 6 of the Prospectus:
Change in Diversification Status. In seeking to track its Underlying Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.
The following is added at the end of the Additional Information About the Principal Investment Strategies section on Page 8 of the Prospectus:
The Fund intends to be diversified in approximately the same proportion as its corresponding Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.  Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The following is added at the end of the Additional Principal Risk Information section on Page 12 of the Prospectus:

Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525

Change in Diversification Status. In seeking to track its Underlying Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.
Please keep this supplement with your Prospectus for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525

V-Shares US Leadership Diversity ETF
(Trading Symbol: VDNI)

a series of Managed Portfolio Series (the “Trust”)

Supplement dated March 31, 2022 to the
Statement of Additional Information (“SAI”) dated December 20, 2021

The V-Shares US Leadership Diversity ETF (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track the ISS ESG U.S. Diversity Index (the “Underlying Index”) even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Shareholder approval will not be sought if the Fund’s sub-classification changes from diversified to non-diversified status under such circumstances.

Effective immediately, the Fund’s SAI is hereby amended as follows:

The following is added under the caption “Diversification” in the “Investment Objective, Policies, Strategies and Associated Risks” section on page 3 of the SAI:

The Fund intends to be diversified in approximately the same proportion as its corresponding Underlying Index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.

Please keep this supplement with your Statement of Additional Information for future reference.